Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 3,532.5	$ 3,642.5	$ 4,697.9	$ 4,968.8	$ 4,987.0
Fee income	2,722.4	2,624.8	3,515.4	3,603.6	3,516.5
Premiums	1,440.9	1,389.9	1,861.1	1,770.0	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	(26.9)	(30.7)	(74.1)	(550.6)	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(4.3)	(4.9)	(19.0)	(47.9)	(492.6)
Net other-than-temporary impairments recognized in earnings	(22.6)	(25.8)	(55.1)	(502.7)	(890.8)
Other net realized capital gains (losses)	(1,935.2)	(870.8)	(1,225.7)	(1,028.7)	(787.2)
Total net realized capital gains (losses)	(1,957.8)	(896.6)	(1,280.8)	(1,531.4)	(1,678.0)
Other revenue	321.3	286.7	378.5	428.2	547.0
Net investment income (loss)	346.3	435.5	556.6	528.4	316.0
Changes in fair value related to collateralized loan obligations	(11.1)	(71.3)	(113.4)	(48.8)	(121.8)
Total revenues	6,394.5	7,411.5	9,615.3	9,718.8	9,274.2
Benefits and expenses:
Policyholder benefits	1,822.2	1,946.3	2,613.5	3,286.5	2,466.7
Interest credited to contract owner account balance	1,556.8	1,690.0	2,248.1	2,455.5	2,560.6
Operating expenses	2,292.1	2,330.9	3,155.0	3,030.8	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	319.6	539.9	722.3	387.0	746.6
Interest expense	136.6	109.0	153.7	139.3	332.5
Interest expense	130.6	74.0	106.4	68.4	49.8
Other expense	6.1	7.3	10.3	73.5	46.7
Total benefits and expenses	6,264.0	6,697.4	9,009.3	9,441.0	9,236.4
Income (loss) before income taxes	130.5	714.1	606.0	277.8	37.8
Income tax expense (benefit)	(6.4)	(4.0)	(5.2)	175.0	171.0
Net income (loss)	136.9	718.1	611.2	102.8	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	84.5	222.4	138.2	190.9	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholders	$ 52.4	$ 495.7	$ 473.0	$ (88.1)	$ (122.9)
Basic	$ 0.21	$ 2.16	$ 2.06	$ (0.38)	$ (0.53)
Diluted	$ 0.21	$ 2.16
Cash dividends declared per share of common stock	$ 0.01	$ 0.00